CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2017	$ 17,153,971	$ 22,927,534	$ 104,799,550	$ (236,246)	$ (110,336,867)
Balance (in shares) at Dec. 31, 2017		1,525,693,393
Stock-based compensation	475,958	$ 0	475,958	0	0
Comprehensive Income (Loss)	(1,305,776)	0	0	32,799	(1,338,575)
Balance at Mar. 31, 2018	16,324,153	$ 22,927,534	105,275,508	(203,447)	(111,675,442)
Balance (in shares) at Mar. 31, 2018		1,525,693,393
Balance at Dec. 31, 2017	17,153,971	$ 22,927,534	104,799,550	(236,246)	(110,336,867)
Balance (in shares) at Dec. 31, 2017		1,525,693,393
Comprehensive Income (Loss)	(9,355,160)
Balance at Jun. 30, 2018	8,626,750	$ 22,927,534	105,627,489	(203,635)	(119,697,638)
Balance (in shares) at Jun. 30, 2018		1,525,693,393
Balance at Mar. 31, 2018	16,324,153	$ 22,927,534	105,275,508	(203,447)	(111,675,442)
Balance (in shares) at Mar. 31, 2018		1,525,693,393
Stock-based compensation	351,981	$ 0	351,981	0	0
Comprehensive Income (Loss)	(8,049,384)	0	0	(27,188)	(8,022,196)
Balance at Jun. 30, 2018	8,626,750	$ 22,927,534	105,627,489	(203,635)	(119,697,638)
Balance (in shares) at Jun. 30, 2018		1,525,693,393
Balance at Dec. 31, 2018	3,111,287	$ 23,651,277	106,616,083	(352,426)	(126,803,647)
Balance (in shares) at Dec. 31, 2018		1,580,693,413
Stock-based compensation	394,439	$ 0	394,439	0	0
Issuance of share capital related to financing, net of issuance costs	152,553	$ 65,598	86,955	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		5,000,000
Comprehensive Income (Loss)	(2,438,115)	$ 0	0	107,168	(2,545,283)
Balance at Mar. 31, 2019	1,220,164	$ 23,716,875	107,097,477	(245,258)	(129,348,930)
Balance (in shares) at Mar. 31, 2019		1,585,693,413
Balance at Dec. 31, 2018	3,111,287	$ 23,651,277	106,616,083	(352,426)	(126,803,647)
Balance (in shares) at Dec. 31, 2018		1,580,693,413
Comprehensive Income (Loss)	(6,715,315)
Balance at Jun. 30, 2019	(1,372,415)	$ 24,538,137	107,960,836	(405,374)	(133,466,014)
Balance (in shares) at Jun. 30, 2019		1,650,693,413
Balance at Mar. 31, 2019	1,220,164	$ 23,716,875	107,097,477	(245,258)	(129,348,930)
Balance (in shares) at Mar. 31, 2019		1,585,693,413
Stock-based compensation	409,622	$ 0	409,622	0	0
Issuance of share capital related to financing, net of issuance costs	1,274,999	$ 821,262	453,737	0	0
Issuance of share capital related to financing, net of issuance costs (in shares)		65,000,000
Comprehensive Income (Loss)	(4,277,200)	$ 0	0	(160,116)	(4,117,084)
Balance at Jun. 30, 2019	$ (1,372,415)	$ 24,538,137	$ 107,960,836	$ (405,374)	$ (133,466,014)
Balance (in shares) at Jun. 30, 2019		1,650,693,413